Investment in joint venture - Disclosure of Investment in joint venture using equity method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 0
Company's share of net income (loss) of the JV for the year	59,159	$ (126,264)
Balance, end of year	59,159	0
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of year	0	126,264
Company's share of net income (loss) of the JV for the year	59,159	(126,264)
Balance, end of year	$ 59,159	$ 0